Related Party Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Related Party Convertible Notes Payable
	Interest Rate	Term	September 30, 2017	June 30, 2017
Related party convertible notes payable	6%	6 mos. - 1 year	$563,450	$493,450
Discount			(124,618)	(227,203)
Total			$438,832	$266,247

	Interest Rate	Term	March 31, 2017	June 30, 2016
Related party convertible notes payable	6%	0 - 1 year	$493,450	$298,332
Discount			(227,203)	(277,602)
Total			$266,247	$20,730